Financial Instruments and Risk Management - Financial Derivative Contracts (Details)	Dec. 31, 2023 usdPerBbl bblPerDay
Oil Basis Differential Jan 2024 To Jun 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	4,000
Derivative price/unit	8.10
Oil Basis Differential July 2024 To Dec 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	4,000
Derivative price/unit	8.40
Oil Basis Differential July 2024 To Dec 2024 one
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Derivative price/unit	8.18
Oil Basis Differential Apr 2024 To Dec 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Derivative price/unit	8.27
Oil Basis Differential July 2024 To Dec 2024 Two
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Derivative price/unit	13.70
Oil Basis Differential Jan 2024 To Dec 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,500
Derivative price/unit	2.65
Oil Basis Differential Apr 2024 To Dec 2024 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,250
Derivative price/unit	3.40
Oil Basis Differential July 2024 To Dec 2024 Three
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Derivative price/unit	2.85
Oil Collar Jan 2024 To Mar 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	10,400
Oil Collar Jan 2024 To Mar 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2024 To Mar 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	100.00
Oil Collar Jan 2024 To Jun 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	24,500
Oil Collar Jan 2024 To Jun 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Jan 2024 To Jun 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	100.00
Oil Collar July 2024 To Dec 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar July 2024 To Dec 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar July 2024 To Dec 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	90.21
Oil Collar Apr 2024 To Jun 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	11,750
Oil Collar Apr 2024 To Jun 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Apr 2024 To Jun 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	100.00
Oil Collar July 2024 To Dec 2024 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar July 2024 To Dec 2024 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar July 2024 To Dec 2024 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	94.15
Oil Collar July 2024 To Dec 2024 Two
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	10,000
Oil Collar July 2024 To Dec 2024 Two | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar July 2024 To Dec 2024 Two | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	100.00
Oil Collar July 2024 To Sep 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	10,000
Oil Collar July 2024 To Sep 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar July 2024 To Sep 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	100.00
Oil Collar Oct 2024 To Dec 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Collar Oct 2024 To Dec 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Oct 2024 To Dec 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	100.00
Oil Collar July 2024 To Dec 2024 Three
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	9,000
Oil Collar July 2024 To Dec 2024 Three | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar July 2024 To Dec 2024 Three | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	84.58
Oil Collar Oct 2024 To Dec 2024 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	7,000
Oil Collar Oct 2024 To Dec 2024 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Collar Oct 2024 To Dec 2024 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	86.43
Natural Gas Fixed Sell Jan 2024 To Mar 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,500
Derivative price/unit	3.5025
Natural Gas Collar Jan 2024 To March 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	11,538
Natural Gas Collar Jan 2024 To March 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.50
Natural Gas Collar Jan 2024 To March 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.65
Natural Gas Collar Apr 2024 To Jun 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	11,538
Natural Gas Collar Apr 2024 To Jun 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.33
Natural Gas Collar Apr 2024 To Jun 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.00
Natural Gas Collar Jan 2024 To Dec 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Natural Gas Collar Jan 2024 To Dec 2024 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.00
Natural Gas Collar Jan 2024 To Dec 2024 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.06
Natural Gas Collar Jan 2024 To Dec 2024 One
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Natural Gas Collar Jan 2024 To Dec 2024 One | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.00
Natural Gas Collar Jan 2024 To Dec 2024 One | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.09
Natural Gas Collar Jan 2024 To Dec 2024 Two
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Natural Gas Collar Jan 2024 To Dec 2024 Two | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.00
Natural Gas Collar Jan 2024 To Dec 2024 Two | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.10
Natural Gas Collar Jan 2024 To Dec 2024 Three
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	8,500
Natural Gas Collar Jan 2024 To Dec 2024 Three | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.00
Natural Gas Collar Jan 2024 To Dec 2024 Three | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.15
Natural Gas Collar Jan 2024 To Dec 2024 Four
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Natural Gas Collar Jan 2024 To Dec 2024 Four | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.00
Natural Gas Collar Jan 2024 To Dec 2024 Four | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.19
Natural Gas Liquids Fixed Sell Jan 2024 To Mar 2024
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	34,364
Derivative price/unit	0.2280